Consolidated Statements of Earnings - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue (Note 5)	$ 11,508	$ 11,517
Expenses
Energy supply costs	3,249	3,771
Operating expenses	3,040	2,889
Depreciation and amortization	1,927	1,773
Total expenses	8,216	8,433
Operating income	3,292	3,084
Other income, net (Note 22)	288	291
Finance charges	1,406	1,305
Earnings before income tax expense	2,174	2,070
Income tax expense (Note 23)	346	360
Net earnings	1,828	1,710
Net earnings attributable to:
Non-controlling interests	148	137
Preference equity shareholders (Note 18)	74	67
Net earnings attributable to common equity shareholders	1,606	1,506
Net earnings	$ 1,828	$ 1,710
Earnings per common share (Note 17)
Basic (CAD per share)	$ 3.24	$ 3.10
Diluted (CAD per share)	$ 3.24	$ 3.10